SUMMARY OF CHANGES IN WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	320,000
Number of RSUs outstanding, Ending of the period	474,332	320,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	342,992	316,672
Weighted Average Exercise Price, Outstanding, Beginning Balance | $ / shares	$ 15.75	$ 147.53
Warrants, Issued	2,496,370	332,800
Weighted Average Exercise Price, Issued | $ / shares	$ 4.38	$ 20.66
Warrants, Expired	(791,668)	(306,480)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.4661	$ 153.52
Warrants, Expired	(10,192)
Weighted Average Exercise Price, Expired | $ / shares	$ 125.00
Number of RSUs outstanding, Ending of the period	2,037,502	342,992
Weighted Average Exercise Price, Outstanding, Ending Balance | $ / shares	$ 6.14	$ 15.75